Leases - Supplemental balance sheet information - Operating lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
Land use rights, net	¥ 1,010,640		¥ 289,810
Operating lease right-of-use assets, net (excluding land use rights)	2,528,271		1,771,682
Total operating lease assets	3,538,911	$ 513,094	2,061,492
Operating lease liabilities, current	696,454	100,976	473,245
Operating lease liabilities, noncurrent	1,946,367	$ 282,197	1,369,825
Total lease liabilities	¥ 2,642,821		¥ 1,843,070